Pension and other post-retirement benefits (Details 4) (CHF) In Millions, unless otherwise specified			12 Months Ended																																					12 Months Ended										12 Months Ended														12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Defined benefit pension plans Level 3	Dec. 31, 2010 Defined benefit pension plans Level 3	Dec. 31, 2011 Defined benefit pension plans Level 3 Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans Level 3 Corporate debt securities	Dec. 31, 2011 Defined benefit pension plans Level 3 Real estate	Dec. 31, 2010 Defined benefit pension plans Level 3 Real estate	Dec. 31, 2011 Defined benefit pension plans Level 3 Real estate - direct	Dec. 31, 2010 Defined benefit pension plans Level 3 Real estate - direct	Dec. 31, 2011 Defined benefit pension plans Level 3 Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans Level 3 Real estate - indirect	Dec. 31, 2011 Defined benefit pension plans Level 3 Alternative investments	Dec. 31, 2010 Defined benefit pension plans Level 3 Alternative investments	Dec. 31, 2011 Defined benefit pension plans Level 3 Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans Level 3 Private equity - alternative investments	Dec. 31, 2011 Defined benefit pension plans Level 3 Hedge funds	Dec. 31, 2010 Defined benefit pension plans Level 3 Hedge funds	Dec. 31, 2011 Defined benefit pension plans Level 3 Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans Level 3 Other investments, plan assets	Dec. 31, 2011 Defined benefit pension plans - Switzerland	Dec. 31, 2010 Defined benefit pension plans - Switzerland	Dec. 31, 2009 Defined benefit pension plans - Switzerland	Dec. 31, 2011 Defined benefit pension plans - Switzerland Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - Switzerland Corporate debt securities	Dec. 31, 2011 Defined benefit pension plans - Switzerland Real estate	Dec. 31, 2010 Defined benefit pension plans - Switzerland Real estate	Dec. 31, 2011 Defined benefit pension plans - Switzerland Real estate - direct	Dec. 31, 2010 Defined benefit pension plans - Switzerland Real estate - direct	Dec. 31, 2011 Defined benefit pension plans - Switzerland Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - Switzerland Real estate - indirect	Dec. 31, 2011 Defined benefit pension plans - Switzerland Alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Alternative investments	Dec. 31, 2011 Defined benefit pension plans - Switzerland Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Private equity - alternative investments	Dec. 31, 2011 Defined benefit pension plans - Switzerland Hedge funds	Dec. 31, 2010 Defined benefit pension plans - Switzerland Hedge funds	Dec. 31, 2011 Defined benefit pension plans - Switzerland Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans - Switzerland Other investments, plan assets	Dec. 31, 2011 Defined benefit pension plans - Switzerland Level 3	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3	Dec. 31, 2011 Defined benefit pension plans - Switzerland Level 3 Real estate	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Real estate	Dec. 31, 2011 Defined benefit pension plans - Switzerland Level 3 Real estate - direct	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Real estate - direct	Dec. 31, 2011 Defined benefit pension plans - Switzerland Level 3 Alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Alternative investments	Dec. 31, 2011 Defined benefit pension plans - Switzerland Level 3 Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - Switzerland Level 3 Private equity - alternative investments	Dec. 31, 2011 Defined benefit pension plans - International	Dec. 31, 2010 Defined benefit pension plans - International	Dec. 31, 2011 Defined benefit pension plans - International Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - International Corporate debt securities	Dec. 31, 2011 Defined benefit pension plans - International Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - International Real estate - indirect	Dec. 31, 2011 Defined benefit pension plans - International Alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Alternative investments	Dec. 31, 2011 Defined benefit pension plans - International Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Private equity - alternative investments	Dec. 31, 2011 Defined benefit pension plans - International Hedge funds	Dec. 31, 2010 Defined benefit pension plans - International Hedge funds	Dec. 31, 2011 Defined benefit pension plans - International Other investments, plan assets	Dec. 31, 2010 Defined benefit pension plans - International Other investments, plan assets	Dec. 31, 2011 Defined benefit pension plans - International Level 3	Dec. 31, 2010 Defined benefit pension plans - International Level 3	Dec. 31, 2011 Defined benefit pension plans - International Level 3 Corporate debt securities	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Corporate debt securities	Dec. 31, 2011 Defined benefit pension plans - International Level 3 Real estate - indirect	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Real estate - indirect	Dec. 31, 2011 Defined benefit pension plans - International Level 3 Alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Alternative investments	Dec. 31, 2011 Defined benefit pension plans - International Level 3 Private equity - alternative investments	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Private equity - alternative investments	Dec. 31, 2011 Defined benefit pension plans - International Level 3 Hedge funds	Dec. 31, 2010 Defined benefit pension plans - International Level 3 Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	16,190	15,549	1,855	1,744	122	176	1,066	996	1,014	982	52	14	667	572	581	527	81	45	5	0	13,604	13,428	12,594	3,966	3,538	1,534	1,506	1,034	1,014	500	492	1,982	2,213	606	573	1,583	1,526	0	(51)	1,587	1,497	1,034	1,014	1,034	1,014	606	573	606	573	2,121	2,036	882	773	84	52	444	(3)	9	8	81	84	88	78	268	247	90	122	84	52	90	94	9	8	81	81
Transfers In			33	0	30	0							3				3																																															33	0
Transfers Out			(6)		(2)								(4)						(4)																																													(6)
On assets still held at reporting date			52	41	(4)	16	31	32	20	29	11	3	25	(7)	28	(7)	(3)	0	0	0																				47	22																							5	19
On assets sold during the period			3	4	5	1	0				0		(2)	3	(5)	1	3	2	0	0																				(5)																								8	4
Purchases, sales, settlements			(34)	88	(61)	(56)	21	40		3	21	37	6	104	10	61	(3)	38	(1)	5																				10	68																							(44)	20
Foreign currency translation impact			1	(22)	0	(15)	0	(2)			0	(2)	1	(5)	1	(1)	0	(4)	0																					1										4	(250)													0	(22)
End of the measurement period	16,190	15,549	1,904	1,855	90	122	1,118	1,066	1,034	1,014	84	52	696	667	615	581	81	81	0	5	13,604	13,428	12,594	3,966	3,538	1,534	1,506	1,034	1,014	500	492	1,982	2,213	606	573	1,583	1,526	0	(51)	1,640	1,587	1,034	1,014	1,034	1,014	606	573	606	573	2,586	2,121	882	773	84	52	444	(3)	9	8	81	84	88	78	264	268	90	122	84	52	90	94	9	8	81	81